Financial assets at amortized cost	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Financial assets at amortized cost

15. Financial assets at amortized cost

Non-current financial assets at amortized cost primarily relate to deposits for properties.

Current financial assets at amortized cost, other than trade receivables as disclosed in note 17, include U.S. Treasury Bills (with maturities from purchase date over three months) of £nil (2022: £16.3 million).

	December 31,
	2023	2022
	£000s	£000s
Current financial assets at amortized cost – U.S Treasury Bills	-	16,328
Total financial assets at amortized cost - current	-	16,328
Non-current financial assets at amortized cost	284	284
Total financial assets at amortized cost	284	16,612